Fair Value of Financial Instruments Fair Value, Assets and Liabilitites, Measured on a Non-recurring Basis (Details) (Proved Oil and Gas Properties [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Assets [Abstract]
Property, Plant, and Equipment, Fair Value Disclosure	$ 91,346
Impairment of Long-Lived Assets Held-for-use	207,085	[1]	38,943	[1]	11,239	[1]
Fair Value, Measurements, Nonrecurring [Member]
Assets [Abstract]
Impairment of Long-Lived Assets Held-for-use	207,085
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 1 [Member]
Assets [Abstract]
Property, Plant, and Equipment, Fair Value Disclosure	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 2 [Member]
Assets [Abstract]
Property, Plant, and Equipment, Fair Value Disclosure	0
Fair Value, Measurements, Nonrecurring [Member] | Fair Value, Inputs, Level 3 [Member]
Assets [Abstract]
Property, Plant, and Equipment, Fair Value Disclosure	$ 91,346

[1]	During the year ended December 31, 2013, the Partnership incurred impairment charges related primarily to certain proved properties, primarily in the Cana Shale in the Mid-Continent region and the Permian region, due to lower reserve forecasts. During the year ended December 31, 2012, the Partnership incurred impairment charges related to its proved properties in the Barnett Shale, East Texas and Permian regions that experienced reduced cash flows resulting from lower natural gas prices and continuing high operating costs associated with gas compression. During the year ended December 31, 2011, the Partnership incurred impairment charges related to certain proved properties in the Jourdanton field in South Texas, which included plans for five future drilling locations that the Partnership has determined not to pursue due to the current natural gas price environment.